Statements of Stockholders' Equity - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Net loss		$ (364,100)
Stockholders' equity, end of period, Value	$ 794,710	794,710
Common Stock
Common stock issued for acquired software, Value	$ 1,500	$ 1,500
Common stock issued for acquired software, Shares	15,000,000	14,250,000
Common stock issued in connection with private placement, Value	$ 255	$ 255
Common stock issued in connection with private placement, Shares	2,550,000	2,550,000
Common stock issued in connection with Regulation S and D offering, Value	$ 182	$ 182
Common stock issued in connection with Regulation S and D offering, Shares	1,821,198	1,821,198
Stock-based compensation for services, Shares		750,000
Stockholders' equity, end of period, Value	$ 1,937	$ 1,937
Stockholders' equity, end of period, Shares	19,371,198	19,371,198
Additional Paid-in Capital
Common stock issued for acquired software, Value	$ 815,969	$ 815,969
Common stock issued in connection with private placement, Value	169,745	169,745
Common stock issued in connection with Regulation S and D offering, Value	121,838	121,838
Stock-based compensation for services, Value	50,501	50,000
Stock-based compensation for warrants granted		501
Stock issuance costs		(1,180)
Stockholders' equity, end of period, Value	1,156,873	1,156,873
Accumulated Deficit
Net loss	(364,100)	(364,100)
Stockholders' equity, end of period, Value	(364,100)	(364,100)
Total Stockholders' Equity
Common stock issued for acquired software, Value	817,469	817,469
Common stock issued in connection with private placement, Value	170,000	170,000
Common stock issued in connection with Regulation S and D offering, Value	122,020	122,020
Stock-based compensation for services, Value	50,501	50,000
Stock-based compensation for warrants granted		501
Stock issuance costs		(1,180)
Net loss	(364,100)	(364,100)
Stockholders' equity, end of period, Value	$ 794,710	$ 794,710